Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 7,149	$ 7,380
Amounts used during the year	(116)	(2,561)
Amounts provided during the year	705	2,692
Amounts released during the year	(544)	(510)
Foreign exchange	(113)	148
Closing provision	$ 7,081	$ 7,149